Nature of Operations and Going Concern (Details) - USD ($)					9 Months Ended
	Jan. 16, 2024	Nov. 28, 2023	Apr. 06, 2023	Nov. 14, 2022	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Nature of Operations and Going Concern [Abstract]
Incorporation date					Jul. 18, 2017
Aggregate gross proceeds	$ 2,400,000		$ 3,500,000	$ 7,500,000
Cash flow from operations					$ (3,781,514)	$ (5,548,304)
Accumulated deficit					$ (23,137,997)		$ (18,768,063)
Reverse stock split, description		1-for-30 reverse split
Price per share (in Dollars per share)		$ 0.0333